Other Income and Expense - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Text block [abstract]
Depositary reimbursement	₺ 108,861	₺ 104,532		₺ 139,732
Insurance compensation	273,843
Income from equipment donations	205,045
Rent income	26,507	38,740		37,350
Non-interest income from banks	891	17,194		28,062
Other	267,635	188,145		151,260
Other income	882,782	348,611	[1]	356,404	[1]
Revaluation tax expense	(1,500)	(415,341)
Donation expenses	(3,919,568)	(267,861)		(278,463)
Litigation expenses	(738,268)	(156,018)		(1,124,058)
Loss on modification of lease contract	(146,563)	(172,408)		(147,959)
Loss on sale of fixed assets	(15,981)	(35,502)		98,440
Restructuring cost	(462,741)	(12,116)
Other	(363,713)	(347,730)		(558,084)
Other expense	₺ (5,648,334)	₺ (1,406,976)	[1]	₺ (2,010,123)	[1]

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations